Capitalized Internal Use Software	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Capitalized Internal Use Software
6. Capitalized Internal Use Software
Capitalized internal use software consists of the following (in millions):

	As of December 31,
	2020	2019
Capitalized internal use software	$18.4	$8.9
Less: accumulated amortization	(3.7)	(1.1)

Total capitalized internal use software	$14.7	$7.8

Amortization expense totaled $2.6 million and $0.9 million for the years ended December 31, 2020 and 2019, respectively.